Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

Note 12: Related Party Transactions

At December 31, 2023 and 2022, the Bank had loan commitments outstanding to executive officers, directors, significant stockholders and their affiliates (related parties). In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features. Such loans are summarized below.

	2023	2022

	(In thousands)
Aggregate balance – January 1	$20,041	$20,347
New loans	4,394	1,726
Repayments	(2,212)	(2,032)
Aggregate balance – December 31	$22,223	$20,041

Deposits from related parties held by the Bank at December 31, 2023 and 2022, totaled approximately $5.9 million and $3.3 million, respectively.The Company is under a purchase contract to acquire real estate from a related party. The amount of the purchase is approximately $2.8 million and it will be used for future expansion.